LOSS PER SHARE (Schedule of Basic Earnings Per Ordinary Share) (Details) - shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Basic earnings per share denominator		83,606,810	83,606,810	83,612,908
Reconciliation to weighted average earnings per share denominator:
In issue at January 1		83,606,810	83,606,810	96,162,410
Weighted average number of shares issued during the year	[1]
Weighted average number of treasury shares		(1,255,600)	(12,555,600)	(12,549,502)
Basic earnings per share denominator		83,606,810	83,606,810	83,612,908
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Basic earnings per share denominator		83,606,810	83,606,810	83,612,908
Reconciliation to weighted average earnings per share denominator:
In issue at January 1		96,162,410	96,162,410	96,162,410
Basic earnings per share denominator		83,606,810	83,606,810	83,612,908

[1]	The weighted average number of shares issued during the year is calculated by taking the number of shares issued multiplied by the number of days in the year each share is in issue, divided by 365 days.